Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Short-Term Corporate Bond Fund, Inc.
Entity Central Index Key	0000834126
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
PGIM Short-Term Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class A
Trading Symbol	PBSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help
manage
duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.51%	1.28%	1.83%
Class A without sales charges	4.87%	1.75%	2.06%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to
new
regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short-Term Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class C
Trading Symbol	PIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the
period
,
the
Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.06%	0.98%	1.31%
Class C without sales charges	4.06%	0.98%	1.31%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in
response
to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND
STATISTICS
AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short-Term Corporate Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R
Trading Symbol	JDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to
help
manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	4.52%	1.42%	1.76%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to new regulatory requirements
.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT
ARE
SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class Z
Trading Symbol	PIFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.12%	1.98%	2.31%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R2
Trading Symbol	PIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Fund	4.69%	1.59%	2.05% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	0.97%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.41%

*The Fund has added this broad-based index in response to new regulatory r equir
ements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R4
Trading Symbol	PIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During
the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Fund	4.95%	1.84%	2.31% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	0.97%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.41%

*The Fund h
a
s added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R6
Trading Symbol	PSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT
WERE
THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve's easing cycle—which began in September of 2024 with a
50-basis-point (bp) rate cut followed by two separate 25-bp cuts—was preceded by a re-steepening of the US Treasury curve and greater market volatility due to election and fiscal uncertainty. (One basis point equals 0.01%.) As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-5 Year US Credit Index (the Index) during the period:
security selection in US investment-grade corporates and US high yield corporates; positioning in AAA collateralized loan obligations (CLOs)
and non-agency AAA commercial mortgage-backed securities (CMBS); underweights to the sovereign credit and emerging-markets investment-grade sectors; credit positioning in banking, electric utilities, healthcare & pharmaceuticals, midstream energy, and technology; and
having more risk over the period, on average, than the Index (from a market perspective).
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in US Treasuries, largely driven by the use of futures.
■
During the period, the Fund utilized derivatives in the form of credit default swaps to manage credit risk, as well as financial futures, options, and forwards to help manage duration positioning and yield curve exposure. Overall, the use of these derivatives had a negative impact on
performance
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 12/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	5.21%	2.09%	2.42%
Bloomberg US Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg 1-5 Year US Credit Index	4.72%	1.85%	2.28%

*The Fund has added this
broad
-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 8,290,600,143
Holdings Count | Holdings	559
Advisory Fees Paid, Amount	$ 30,762,796
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE
SOME
KEY FUND STATISTICS AS OF 12/31/2024?

Fund’s net assets	$ 8,290,600,143
Number of fund holdings	559
Total advisory fees paid for the year	$ 30,762,796
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2024?

Credit Quality expressed as a percentage of total investments as of 12/31/2024 (%)
AAA	14.6
AA	9.1
A	25.8
BBB	47.3
BB	1.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.